Provisions (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure Provisions Abstract
Schedule of lawsuits and proceedings that resulted in provisions
	March 31, 2024			December 31, 2023
	Provisions	Escrow deposits	Provisions net of deposits	Provisions	Escrow deposits	Provisions net of deposits
Customer claims (i)	169,058	(6,003)	163,055	175,255	(6,060)	169,195
Supplier claims (ii)	338,580	(93,833)	244,747	334,273	(90,973)	243,300
Other civil claims (iii)	140,447	(1,301)	139,146	128,036	(1,229)	126,807
Tax claims (iv)	114,215	(18,577)	95,638	101,770	(18,223)	83,547
Labor claims (v)	723,968	(14,077)	709,891	727,133	(16,235)	710,898
Environmental claims (vi)	510,781	(57)	510,724	492,740	(55)	492,685
Total	1,997,049	(133,848)	1,863,201	1,959,207	(132,775)	1,826,432

Current	1,085,976	-	1,085,976	1,064,367	-	1,064,367
Noncurrent	911,073	(133,848)	777,225	894,840	(132,775)	762,065

Schedule of changes in provisions

	December 31, 2023	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	March 31, 2024
Customer claims (i)	175,255	965	5,043	(12,189)	(16)	169,058
Supplier claims (ii)	334,273	2,027	8,957	(2,741)	(3,936)	338,580
Other civil claims (iii)	128,036	23,512	5,480	(15,564)	(1,017)	140,447
Tax claims (iv)	101,770	11,967	4,805	(101)	(4,226)	114,215
Labor claims (v)	727,133	18,517	13,098	(16,498)	(18,282)	723,968
Environmental claims (vi)	492,740	10,667	21,650	-	(14,276)	510,781
Subtotal	1,959,207	67,655	59,033	(47,093)	(41,753)	1,997,049
Escrow deposits	(132,775)	(1,899)	(2,580)	1,816	1,590	(133,848)
Total	1,826,432	65,756	56,453	(45,277)	(40,163)	1,863,201

	December 31, 2022	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	March 31, 2023
Customer claims (i)	151,023	1,918	3,790	(21,540)	(1,158)	134,033
Supplier claims (ii)	257,080	1,992	5,552	(1,042)	-	263,582
Other civil claims (iii)	99,462	5,701	7,154	(3,478)	(3,793)	105,046
Tax claims (iv)	79,532	11,039	1,658	(7)	(455)	91,767
Labor claims (v)	654,277	9,894	13,486	(5,799)	(14,450)	657,408
Environmental claims (vi)	406,872	22,400	18,655	-	(14,117)	433,810
Subtotal	1,648,246	52,944	50,295	(31,866)	(33,973)	1,685,646
Escrow deposits	(37,462)	(271)	(696)	533	1,461	(36,435)
Total	1,610,784	52,673	49,599	(31,333)	(32,512)	1,649,211

Schedule of lawsuits deemed as contingent liabilities

	March 31, 2024	December 31, 2023
Customer claims (i)	161,784	158,584
Supplier claims (ii)	1,005,785	968,752
Other civil claims (iii)	644,852	695,097
Tax claims (iv)	1,156,487	1,067,350
Labor claims (v)	3,332,929	3,093,735
Environmental claims (vi)	4,316,366	4,158,504
Total	10,618,203	10,142,022